Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Central Index Key	0000826732
Amendment Flag	false
Document Creation Date	May 15, 2012
Document Effective Date	May 15, 2012
Prospectus Date	Feb. 29, 2012